NOTE 5 - FIXED ASSETS - Fixed Assets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Property and equipment	$ 540,307	$ 540,307
Well equipment	174,825	174,825
Accumulated depreciation	(188,481)	(137,174)
Net fixed assets	$ 526,651	$ 577,958